Document And Entity Information	12 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Entity Registrant Name	Stevia First Corp.
Entity Central Index Key	0001438943
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	STVF
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015